Selected Statements of Comprehensive Income (Loss) Data	12 Months Ended
Dec. 31, 2025
Selected Statements of Comprehensive Income (Loss) Data [Abstract]
SELECTED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) DATA
NOTE 12:-	SELECTED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) DATA

a.	Research and development expenses, net:

	Year Ended December 31,
	2025	2024	2023
Subcontractors	$328	$639	$	(*)768
Salaries and related expenses	3	3		25
Travel	-	18		10
Other	-	2		3
Research and development expenses	331	662		806

Horizon 2020 grant	-	(2,306)		-

Research and development expenses, net	$331	$(1,644)		$806

(*)	Reclassified $93 from materials and patents expenses to subcontractors’ expenses.

b.	General and administrative expenses:

	Year Ended December 31,
	2025	2024	2023

Share based payment	$5,391	$-	$-
Salaries and related expenses	512	-	-
Professional fees	471	526	1,013
Rent, office maintenance and communication-overhead	67	(**69	(*66
Patents	62	18	-
Others	134	(**99	(*46

Total	$6,637	$712	$1,125

(*)	Reclassified $18 from rent, office maintenance and communication-overhead to others.

(**)	Reclassified $14 from rent, office maintenance and communication-overhead to others.

c.	Financial income (expenses), net:

	Year Ended December 31,
	2025	2024	2023

Changes in fair value of convertible notes (see Note 6)	$(4,936)	$3,483	$(2,019)
Changes in fair value of warrant liability (see Note 7)	160	463	62
Other financing income (expense):
Share based payment (see Note 11(5)	(1,651)	-	-
Amortization of short-term loan discount	(245)	(161)	(173)
Interest on short-term loans	(79)	(10)	-
Bank fees	-	(2)	(3)
Exchange rate differences	71	96	(68)
Other financing expense, net	(1,904)	(77)	(244)

Financial income (expense), net	$(6,680)	$3,869	$(2,201)